Common Stock, Additional Paid-In Capital and Dividends, Series F Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jan. 17, 2022
Maximum [Member]
Series F Preferred Shares [Abstract]
Minimum voting rights percentage	50.00%
Series F Preferred Stock [Member]
Series F Preferred Shares [Abstract]
Preferred shares issued (in shares)	7,200,000
Number of common shares that can be voted for each preferred share (in shares)	10
Liquidation amount per share (in dollars per share)	$ 10
Redemption premium percentage	20.00%
Dividend rate percentage	13.50%
Series F Preferred Stock [Member] | Maximum [Member]
Series F Preferred Shares [Abstract]
Redemption premium percentage	40.00%
Series F Preferred Stock [Member] | One-Time Cash Dividend [Member]
Series F Preferred Shares [Abstract]
Dividend rate percentage	4.00%
Africanus [Member]
Series F Preferred Shares [Abstract]
Shipbuilding costs to be assumed		$ 47,630
Africanus [Member] | Maximum [Member]
Series F Preferred Shares [Abstract]
Remaining payment obligations		$ 27,978
Africanus [Member] | Series F Preferred Stock [Member]
Series F Preferred Shares [Abstract]
Preferred shares to be sold (in shares)		7,560,759
Preferred shares issued (in shares)	7,200,000
VLCC Companies [Member]
Series F Preferred Shares [Abstract]
Due to related parties		$ 24,370